LOANS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	$ 5,710	$ 5,978
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0	0
Impaired loans, Average Recorded Investment, With No Related Allowance	5,873	5,301
Impaired loans, Interest Income Recognized, With No Related Allowance	97	147
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	97	147
Residential Real Estate One To Four Family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	5,546	4,308
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0	0
Impaired loans, Average Recorded Investment, With No Related Allowance	5,135	4,075
Impaired loans, Interest Income Recognized, With No Related Allowance	70	84
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	70	84
Land [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	0	857
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0	0
Impaired loans, Average Recorded Investment, With No Related Allowance	330	554
Impaired loans, Interest Income Recognized, With No Related Allowance	27	31
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	27	31
Commercial and industrial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	0	0
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0	0
Impaired loans, Average Recorded Investment, With No Related Allowance	0	19
Impaired loans, Interest Income Recognized, With No Related Allowance	0	6
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	0	6
Consumer and other Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance		28
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance		0
Impaired loans, Average Recorded Investment, With No Related Allowance		28
Impaired loans, Interest Income Recognized, With No Related Allowance		0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance		0
Consumer and other Unsecured [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	0	18
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0	0
Impaired loans, Average Recorded Investment, With No Related Allowance	7	7
Impaired loans, Interest Income Recognized, With No Related Allowance	0	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	0	0
Non Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	164	767
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0	0
Impaired loans, Average Recorded Investment, With No Related Allowance	401	618
Impaired loans, Interest Income Recognized, With No Related Allowance	0	26
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	$ 0	$ 26